Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets
The following is a summary of prepayments and other current assets:

	As of December 31,
	2015	2016
	RMB	RMB
Prepaid advertising fees	79,216	105,252
Employee advances	71,131	84,589
Input VAT	76,600	72,337
Rental and other deposits	126,614	52,062
Prepaid rental	33,759	32,751
Notes and other receivables	46,184	24,612
Prepayment for service fees	46,787	16,577
Others	18,923	37,876
Total	499,214	426,056